Liquidity	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Liquidity
Liquidity

NOTE 3— LIQUIDITY

As reflected in the Company’s unaudited condensed consolidated financial statements, the Company had negative working capital of $2.4 million as of March 31, 2020. In addition, the Company is currently constructing a new manufacturing plant. As of March 31, 2020, the Company had future minimum capital expenditure commitment on its construction-in-progress (“CIP”) project of approximately $3.8 million within the next twelve months. Furthermore, the outbreak of COVID-19 has significant negative impact on the PRC and international economies. To reduce the spread of the COVID-19, the Chinese government has employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities and school closures. Due to difficulties and challenges resulting from the COVID-19 outbreak, the Company temporarily closed its facilities and operations to until late March 2020. During this temporary business closure period, there was limited support from the Company’s employees, delayed access to raw material supplies, reduced customer sales orders, and the Company’s inability to promote the sales to customers on a timely basis. Based on the assessment of current economic environment, customer demand and sales trend, and the negative impact from COVID-19 outbreak and spread, there is an uncertainty that the extent of the impact of COVID-19 on the Company's results of operations and financial condition for the next twelve months will depend on future developments, including the duration and spread of the outbreak and the impact on the Company's customers, which are still uncertain and cannot be reasonably estimated at this point of time.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. As of March 31, 2020, the Company had cash on hand of approximately $88,623 while the Company also had outstanding accounts receivable of approximately $5.7 million, of which approximately $5.1 million or 89% has been subsequently collected back as of the date of this filing. In addition, the Company had acquisition deposit of approximately $1.3 million as of March 31, 2020, the Company terminated the intended acquisition and collected this deposit in May 2020. Cash collection from accounts receivable and acquisition deposit become available for use as working capital.

As of March 31, 2020, the Company had outstanding bank loans of approximately $4.8 million from several PRC banks (including short-term bank loans of approximately $1.5 million, current portion of long-term bank loans of approximately $3.3 million and long-term loan of approximately $23,000). Management expects that it would be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history. In addition to the current borrowings, from April and July 2020, the Company secured an aggregate of $6.7 million (RMB 48 million) lines of credit with PRC banks as working capital loan (including $2.1 million line of credit with Huaxia Bank for one to three years, $1.8 million line of credit with Bohai Bank for one year, $2.5 million line of credit with Bank of China for one year and $0.3 million (RMB2.0 million) from Xi’an Guosen Micro-Credit Co., Ltd. for six months). As of the date of this filing, the Company had borrowed $1.4 million (RMB10.0 million) out of these lines of credit and had the availability to borrow an additional maximum loans of RMB38 million (approximately $5.3 million) under these lines of credit between before April 2023(see Note 18). The Company currently plans to support its ongoing CIP project construction through bank borrowings. The above mentioned $5.3 million unused line of credit may be able to cover future minimum CIP expenditure of $3.8 million within the next 12 months from the date of this filing. Furthermore, the Company’s controlling shareholder, Mr. Yongwei Hu, also made pledges to provide continuous financial support to the Company for at least next 12 months from the issuance of the Company’s unaudited condensed consolidated financial statements.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operation, debt financing and financial support from its principal shareholder. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date of this filing.

NOTE 3 — LIQUIDITY

As reflected in the Company’s consolidated financial statements, the Company had negative working capital of $2.3 million as of September 30, 2019. In addition, the Company is currently constructing a new manufacturing plant. As of September 30, 2019, the Company had future minimum capital expenditure commitment on its construction-in-progress project of approximately $4.5 million within the next twelve months. Furthermore, in December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly throughout China and worldwide, which has caused significant volatility in the PRC and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the PRC and international economies. To reduce the spread of the COVID-19, the Chinese government has employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities and school closures. Due to difficulties and challenges resulting from the COVID-19 outbreak, the Company temporarily closed its facilities and operations to until late March 2020. During this temporary business closure period, there was limited support from the Company’s employees, delayed access to raw material supplies, reduced customer sales orders, and the Company’s inability to promote the sales to customers on a timely basis. As a result, the Company’s revenue and operating cash flows for fiscal year 2020 may be significantly lower than expected.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. As of September 30, 2019, the Company had cash on hand of approximately $0.3 million while the Company also had outstanding accounts receivable of approximately $5.3 million, of which approximately $5.2 million or 98% has been subsequently collected back as of May 31, 2020. In addition, the Company had acquisition deposit of approximately $1.3 million as of September 30, 2019, the Company terminated the intended acquisition and collected this deposit in May 2020. Cash collection from accounts receivable and acquisition deposit become available for use as working capital.

As of September 30, 2019, the Company had outstanding bank loans of approximately $5.3 million from several PRC banks (including short-term bank loans of approximately $2.1 million, current portion of long-term bank loans of approximately $1.8 million and long-term bank loans of approximately $1.4 million). Management expects that it would be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history. In addition to the current borrowings, from April and June 2020, the Company secured an aggregate of $6.4 million (RMB 46 million) lines of credit with PRC banks as working capital loan (including $2.1 million line of credit with Huaxia Bank for one to three years, $1.8 million line of credit with Bohai Bank for one year and $2.5 million line of credit with Bank of China for one year). As of the date of this report, the Company only borrowed $1.1 million (RMB 8 million) out of these lines of credit and had the availability to borrow an additional maximum loans of RMB 38 million (approximately $5.3 million) under these lines of credit before April 2023. (see Note 18). Furthermore, the Company’s controlling shareholder, Mr. Yongwei Hu, also made pledges to provide continuous financial support to the Company for at least next 12 months from the issuance of the financial statements.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operation, debt financing and financial support from its principal shareholder. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date of this report.